OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER CURRENT ASSETS

Other current assets consist of the following at March 31, 2022 and December 31, 2021:

	2022	2021

Vendor deposits	$7,527,164	$6,999,955
Prepaid software deposit	242,200	-
Other	98,228	81,738
Total other current assets	$7,867,592	$7,081,693
Other current assets consist of the following at December 31, 2021:
Vendor deposits, related party	$6,999,955
Interest receivable, related party	33,395
Total other assets	$7,033,350